OTHER NON-CURRENT LIABILITIES (Statutory severance and pre-notice obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Changes in net defined benefit liability (asset) [abstract]
Obligation, beginning of fiscal year	$ 16,096	$ 14,579
Service cost	13,500	12,424
Interest cost	6,478	6,171
Actuarial loss	1,694	64
Foreign exchange gain	(537)	(389)
Benefits paid	(15,156)	(16,753)
Obligation, end of fiscal year	$ 22,075	$ 16,096